Income Taxes - Classification of Consolidated Balance Sheets on Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Classification in the consolidated balance sheets:
Deferred tax assets, net	¥ 51,347	$ 7,869	¥ 34,916
Deferred tax liabilities	¥ 4,588	$ 703	¥ 30,136